Income Taxes - Schedule of income tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Income taxes paid (refund) [abstract]
Expected tax rate	26.54%	26.64%
Earnings before income taxes	$ (552,512)	$ (87,281)
Expected tax benefit resulting from loss	(146,637)	(23,252)
Adjustments for the following items:
Tax rate differences	2,555	172
Permanent differences	48,965	9,973
Change in temporary differences for which no tax assets are recorded	89,563	(5,770)
True up and other	(469)	664
Income Tax Expense	$ (6,023)	$ (18,213)